(2) Significant Accounting Policies: Concentration of Credit Risk: Concentration of Credit Risk Associated to Accounts Receivable (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Concentration of Credit Risk Associated to Accounts Receivable
	2012	%	2011	%

Customer A	$ 681,781	24%	$ -	-

Customer B	$ 475,800	17%	$ 347,553	7%

Customer C	$ -	-	$ 1,995,804	39%